GS Mortgage-Backed Securities Trust 2021-PJ8 ABS-15G

Exhibit 99.3 Schedule 9

Exception Level
Run Date - 7/22/2021
Recovco ID	Loan # 1	Loan # 2	Exception Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Buyer Comments	Exception Remediation
XXXXXXXX	XXXXXXXX	XXXXXXXX	Compliance	Resolved	1	XXXXXXXX	ROR funding date before end of required rescission	* ROR funding date before end of required rescission period (Lvl R)	The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD/PCCD issued on XX/XX/XXXX, the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX. The defect can be cured by providing the true funding date.		PCCD provided		XX/XX/XXXX Cleared
XXXXXXXX	XXXXXXXX	XXXXXXXX	Credit	Resolved	1	XXXXXXXX	HOI	* Hazard Insurance (Lvl R)	The borrowers own 5 additional properties free and clear; however, evidence of insurance was not provided for any of the properties. One of the properties was not included on the Schedule E.				XX/XX/XXXX Cleared
XXXXXXXX	XXXXXXXX	XXXXXXXX	Compliance	Resolved	1	XXXXXXXX	ROR funding date before end of required rescission	* ROR funding date before end of required rescission period (Lvl R)	The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD issued on XX/XX/XXXX, the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX. The defect can be cured by providing the true funding date.		ALTA provided		XX/XX/XXXX Cleared
XXXXXXXX	XXXXXXXX	XXXXXXXX	Compliance	Accepted/Waived	2	XXXXXXXX	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl 2)	An ALTA statement was provided to cure the funding violation. The statement does not match the revised CD issued on XX/XX/XXXX, and no post consummation CD was provided in the file. Per the CD, the consumer owed $XXX at consummation; however, per the ALTA statement, the consumer owed $XXX. The fees that changed appear to be in the following sections: Section C, Section E and per-diem in Section F. Per regulation, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation and that event causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. (§ 1026.19(f)(2)(iii); Comment 19(f)(2)(iii)-1). Although the recording is subject to tolerance, the fee decreased and therefore, it will not affect tolerance tests results.No rebuttal response required.				XX/XX/XXXX Accepted
XXXXXXXX	XXXXXXXX	XXXXXXXX	Credit	Resolved	1	XXXXXXXX	Title reports unpaid liens	* Title reports unpaid liens (Lvl R)	There is a Financing Statement on title dated XX/XX/XXXX that was not paid off or subordinated (page XXX), from XXXXX. Need validation of XXXXX subordination and final title to show it is in 2nd position.				XX/XX/XXXX Cleared
XXXXXXXX	XXXXXXXX	XXXXXXXX	Compliance	Resolved	1	XXXXXXXX	ROR funding date before end of required rescission	* ROR funding date before end of required rescission period (Lvl R)	The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD issued on XX/XX/XXXX, the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX. The defect can be cured by providing the true funding date.		Funding date provided		XX/XX/XXXX Cleared
XXXXXXXX	XXXXXXXX	XXXXXXXX	Compliance	Resolved	1	XXXXXXXX	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)	The Cash to Close on the CCTC table on page 3 of the PCCD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the LE issued on XX/XX/XXXX . The PCCD shows $XXX whereas the LE $XXX; these two must match. The defect can be resolved by providing a corrected PCCD and proof of delivery (mailing label).		Revised LE provided		XX/XX/XXXX Cleared
XXXXXXXX	XXXXXXXX	XXXXXXXX	Compliance	Resolved	1	XXXXXXXX	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)	This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX, after consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.		Initial CD provided		XX/XX/XXXX Cleared
XXXXXXXX	XXXXXXXX	XXXXXXXX	Valuation	Resolved	1	XXXXXXXX	Secondary Valuation	Requires secondary valuation	Post-consummation value within variance required to support original appraisal value				Secondary value within 10% variance tolerance
XXXXXXXX	XXXXXXXX	XXXXXXXX	Valuation	Accepted/Waived	2	XXXXXXXX	Secondary Valuation	Requires secondary valuation	Post-consummation value within variance required to support original appraisal value				Secondary value within 10% variance tolerance
XXXXXXXX	XXXXXXXX	XXXXXXXX	Valuation	Accepted/Waived	2	XXXXXXXX	Secondary Valuation	Requires secondary valuation	Post-consummation value within variance required to support original appraisal value				Secondary value within 10% variance tolerance
XXXXXXXX	XXXXXXXX	XXXXXXXX	Valuation	Accepted/Waived	2	XXXXXXXX	Secondary Valuation	Requires secondary valuation	Post-consummation value within variance required to support original appraisal value				Secondary value within 10% variance tolerance
XXXXXXXX	XXXXXXXX	XXXXXXXX	Valuation	Accepted/Waived	2	XXXXXXXX	Secondary Valuation	Requires secondary valuation	Post-consummation value within variance required to support original appraisal value				Secondary value within 10% variance tolerance
XXXXXXXX	XXXXXXXX	XXXXXXXX	Valuation	Accepted/Waived	2	XXXXXXXX	Secondary Valuation	Requires secondary valuation	Post-consummation value within variance required to support original appraisal value				Secondary value within 10% variance tolerance
XXXXXXXX	XXXXXXXX	XXXXXXXX	Valuation	Accepted/Waived	2	XXXXXXXX	Secondary Valuation	Requires secondary valuation	Post-consummation value within variance required to support original appraisal value				Secondary value within 10% variance tolerance
XXXXXXXX	XXXXXXXX	XXXXXXXX	Valuation	Resolved	1	XXXXXXXX	Secondary Valuation	Requires secondary valuation	Post-consummation value within variance required to support original appraisal value				Secondary value within 10% variance tolerance